Fair Value - Valuation Technique and Inputs (Details) $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, at fair value	$ 14,071,274	$ 12,786,380
Other invested assets carried at fair value	2,756,573	2,068,235
Significant unobservable inputs (Level 3)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, at fair value	111,945	154,535
Other invested assets carried at fair value	2,764,878	2,089,133
U.S. states, territories and municipalities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, at fair value	108,059	137,968
U.S. states, territories and municipalities | Significant unobservable inputs (Level 3)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, at fair value	95,181	120,477
Fixed maturities | U.S. states, territories and municipalities | Significant unobservable inputs (Level 3) | Discounted cash flow
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, at fair value	$ 95,181	$ 120,477
Fixed maturities | U.S. states, territories and municipalities | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, measurement input	0.025	0.025
Fixed maturities | U.S. states, territories and municipalities | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, measurement input	2.545	2.832
Fixed maturities | U.S. states, territories and municipalities | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, measurement input	0.143	0.148
Fixed maturities | Asset-backed securities | Significant unobservable inputs (Level 3) | Discounted cash flow
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, at fair value		$ 17,528
Fixed maturities | Asset-backed securities | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, measurement input		0.047
Fixed maturities | Asset-backed securities | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, measurement input		0.047
Fixed maturities | Asset-backed securities | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fixed maturities, measurement input		0.047
Other invested assets | Total return swaps | Significant unobservable inputs (Level 3) | Discounted cash flow
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets carried at fair value	$ (926)	$ (2,355)
Other invested assets | Total return swaps | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input	0.024	0.027
Other invested assets | Total return swaps | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input	0.413	0.367
Other invested assets | Total return swaps | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input	0.365	0.298
Other invested assets | Insurance-linked securities longevity swaps | Significant unobservable inputs (Level 3) | Discounted cash flow
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets carried at fair value	$ 5,663	$ 3,074
Other invested assets | Insurance-linked securities longevity swaps | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input	0.017	0.018
Other invested assets | Insurance-linked securities longevity swaps | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input	0.017	0.018
Other invested assets | Insurance-linked securities longevity swaps | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivatives, measurement input	0.017	0.018
Other invested assets | Notes and loan receivables | Significant unobservable inputs (Level 3) | Discounted cash flow
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets carried at fair value	$ 1,791	$ 6,446
Other invested assets | Notes and loan receivables | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.175	0.175
Other invested assets | Notes and loan receivables | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.175	0.175
Other invested assets | Notes and loan receivables | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.175	0.175
Other invested assets | Notes and loan receivables | Significant unobservable inputs (Level 3) | Discounted cash flow | Gross revenue/fair value | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	1.1	1.1
Other invested assets | Notes and loan receivables | Significant unobservable inputs (Level 3) | Discounted cash flow | Gross revenue/fair value | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	1.1	1.1
Other invested assets | Notes and loan receivables | Significant unobservable inputs (Level 3) | Discounted cash flow | Gross revenue/fair value | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	1.1	1.1
Other invested assets | Note securitization | Significant unobservable inputs (Level 3) | Discounted cash flow
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets carried at fair value	$ 403	$ 675
Other invested assets | Note securitization | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.025	0.025
Other invested assets | Note securitization | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.025	0.025
Other invested assets | Note securitization | Significant unobservable inputs (Level 3) | Discounted cash flow | Credit spreads | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.025	0.025
Other invested assets | Private equity funds | Significant unobservable inputs (Level 3) | Lag reported market value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets carried at fair value		$ 188,533
Other invested assets | Private equity funds | Significant unobservable inputs (Level 3) | Lag reported market value | Net asset value, as reported | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input		1.000
Other invested assets | Private equity funds | Significant unobservable inputs (Level 3) | Lag reported market value | Net asset value, as reported | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input		1.000
Other invested assets | Private equity funds | Significant unobservable inputs (Level 3) | Lag reported market value | Net asset value, as reported | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input		1.000
Other invested assets | Private equity funds | Significant unobservable inputs (Level 3) | Lag reported market value | Market adjustments | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input		0.157
Other invested assets | Private equity funds | Significant unobservable inputs (Level 3) | Lag reported market value | Market adjustments | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input		0.160
Other invested assets | Private equity funds | Significant unobservable inputs (Level 3) | Lag reported market value | Market adjustments | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input		0.159
Other invested assets | Private equity funds | Significant unobservable inputs (Level 3) | Reported market value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets carried at fair value	$ 38,185
Other invested assets | Private equity funds | Significant unobservable inputs (Level 3) | Reported market value | Net asset value, as reported | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	1.000
Other invested assets | Private equity funds | Significant unobservable inputs (Level 3) | Reported market value | Net asset value, as reported | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	1.000
Other invested assets | Private equity funds | Significant unobservable inputs (Level 3) | Reported market value | Net asset value, as reported | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	1.000
Other invested assets | Private equity funds | Significant unobservable inputs (Level 3) | Reported market value | Market adjustments | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	(0.025)
Other invested assets | Private equity funds | Significant unobservable inputs (Level 3) | Reported market value | Market adjustments | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	(0.025)
Other invested assets | Private equity funds | Significant unobservable inputs (Level 3) | Reported market value | Market adjustments | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	(0.025)
Other invested assets | Private equity - other | Significant unobservable inputs (Level 3) | Discounted cash flow
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets carried at fair value	$ 8,832	$ 30,067
Other invested assets | Private equity - other | Significant unobservable inputs (Level 3) | Discounted cash flow | Effective yield | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.035	0.039
Other invested assets | Private equity - other | Significant unobservable inputs (Level 3) | Discounted cash flow | Effective yield | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.035	0.039
Other invested assets | Private equity - other | Significant unobservable inputs (Level 3) | Discounted cash flow | Effective yield | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other invested assets, measurement input	0.035	0.039